Segment Information - Geographic Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	CAD 6,620	CAD 6,133	CAD 5,695
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	14,847	14,079	13,387
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,655	4,330	4,095
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	10,114	9,842	9,138
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,965	1,803	1,600
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	CAD 4,733	CAD 4,237	CAD 4,249